Schedule of Property Plant and Vehicle Deprication Over Years (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Vehicle	$ 5,564,720	$ 5,553,053	$ 5,723,839
Less: accumulated depreciation	2,519,388	2,242,866	1,134,680
Total property and equipment - net	3,045,332	3,310,187	4,589,159
Vehicles [Member]
Subsidiary or Equity Method Investee [Line Items]
Vehicle	5,119,048	5,119,048	5,142,828
Next NRG Holding Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Less: accumulated depreciation		9,992
Total property and equipment - net	$ 73,944	78,742
Next NRG Holding Corp [Member] | Vehicles [Member]
Subsidiary or Equity Method Investee [Line Items]
Vehicle		$ 88,734